Financial instruments - Trade and Other Receivables Reconciliation (Details) ¥ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial instruments [Line Items]
Gross receivables			$ 1,098,326,000	$ 674,244,000
Impairment provision for doubtful receivables			(8,815,000)	(13,999,000)
Trade receivables, net			1,089,511,000	660,245,000
Guarantee Deposits [abstract]
Payments to acquire new plant			905,247,000	464,718,000	$ 322,242,000
Battery-Grade Lithium Hydroxide Monohydrate Plant
Guarantee Deposits [abstract]
Number of Metric tons capacity	20,000
Payments to acquire new plant	$ 125,591,000	¥ 869.0
Battery-Grade Lithium Hydroxide Monohydrate Plant | First installment
Guarantee Deposits [abstract]
Payments to acquire new plant	29,322,000	204.5
Battery-Grade Lithium Hydroxide Monohydrate Plant | Second installment
Guarantee Deposits [abstract]
Payments to acquire new plant	$ 8,310,000	¥ 57.5
Receivables related to credit operations, current
Financial instruments [Line Items]
Gross receivables			1,006,982,000	600,664,000
Impairment provision for doubtful receivables			(4,759,000)	(10,352,000)
Trade receivables, net			1,002,223,000	590,312,000
Prepayments, current
Financial instruments [Line Items]
Gross receivables			39,493,000	49,952,000
Impairment provision for doubtful receivables			(784,000)	(784,000)
Trade receivables, net			38,709,000	49,168,000
Other receivables, current
Financial instruments [Line Items]
Gross receivables			19,920,000	17,073,000
Impairment provision for doubtful receivables			(3,272,000)	(2,863,000)
Trade receivables, net			16,648,000	14,210,000
Guarantee deposits
Financial instruments [Line Items]
Gross receivables			29,840,000	383,000
Impairment provision for doubtful receivables			0	0
Trade receivables, net			29,840,000	383,000
Other receivables, non-current
Financial instruments [Line Items]
Gross receivables			2,091,000	6,172,000
Impairment provision for doubtful receivables			0	0
Trade receivables, net			$ 2,091,000	$ 6,172,000